Loans Receivable - Loans on Non-Accrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 29,814	$ 74,884
Troubled debt restructurings, non-accrual	8,163	18,244
Troubled debt restructurings, non-accrual, held-for-sale		2,499
Commercial [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	2,358	12,156
Commercial [Member] | Commercial, Held for Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		1,114
Commercial [Member] | CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	14,408	14,957
Commercial [Member] | CRE Owner Occupied, Held-for-Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		3,223
Commercial [Member] | CRE Non-Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	1,969	5,305
Commercial [Member] | CRE Non-Owner Occupied, Held-for-Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		5,298
Commercial [Member] | Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	2,158	20,897
Commercial [Member] | Land and Development, Held-for-Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		589
Consumer [Member] | Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	3,749	3,714
Consumer [Member] | Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	1,240	1,226
Consumer [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	3,341	5,747
Consumer [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 591	$ 658